Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 07, 2024	Jun. 30, 2024	Jun. 30, 2023
Acquisition:
Balance, beginning of period		$ 38,238	$ 32,690
Option payments		3,185	4,615
Acquisition of Wheelhouse Water Resources, LLC		27
Deconsolidation		(12,376)
Effect of foreign exchange translation		1,292	933
Balance, period end		30,366	38,238
Exploration and Evaluation:
Balance, beginning period		61,714	12,971
Exploration costs		29,042	35,613
Lanxess 1A evaluation costs		9,704	12,740
Deconsolidation		(70,378)
Effect of foreign exchange translation		2,434	390
Balance, period end		32,516	61,714
Exploration and evaluation assets		62,882	99,952
Decrease in acquisition costs		(12,376)
California property
Acquisition:
Balance, beginning of period		21,339	18,460
Option payments		135	2,352
Effect of foreign exchange translation		684	527
Balance, period end		22,158	21,339
Exploration and Evaluation:
Balance, beginning period		4,466	4,333
Exploration costs		14	9
Effect of foreign exchange translation		142	124
Balance, period end		4,622	4,466
Exploration and evaluation assets		26,780	25,805
South West Arkansas Project
Acquisition:
Balance, beginning of period		8,061	14,230
Option payments		1,416	1,378
Lanxess brine supply costs			(7,953)
Deconsolidation	$ (9,799)	(9,799)
Effect of foreign exchange translation		322	406
Balance, period end			8,061
Exploration and Evaluation:
Balance, beginning period		21,670	4,105
Exploration costs		9,713	17,429
Deconsolidation	(31,932)	(31,932)
Effect of foreign exchange translation		549	136
Balance, period end			21,670
Exploration and evaluation assets			29,731
Decrease in acquisition costs	$ (9,799)	$ (9,799)
Ownership (Percentage)	55.00%	55.00%
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period		$ 7,953
Lanxess brine supply costs			7,953
Effect of foreign exchange translation		255
Balance, period end		8,208	7,953
Exploration and Evaluation:
Balance, beginning period		17,403	4,533
Lanxess 1A evaluation costs		9,704	12,740
Effect of foreign exchange translation		787	130
Balance, period end		27,894	17,403
Exploration and evaluation assets		36,102	25,356
Texas Lithium Properties
Acquisition:
Balance, beginning of period		885
Option payments		1,634	885
Acquisition of Wheelhouse Water Resources, LLC		27
Deconsolidation	$ (2,577)	(2,577)
Effect of foreign exchange translation		31
Balance, period end			885
Exploration and Evaluation:
Balance, beginning period		18,175
Exploration costs		19,315	18,175
Deconsolidation	(38,446)	(38,446)
Effect of foreign exchange translation		956
Balance, period end			18,175
Exploration and evaluation assets			$ 19,060
Decrease in acquisition costs	$ (2,577)	$ (2,577)
Ownership (Percentage)	55.00%